			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Hackett Investment Advisors, Inc.
Address:  7373 N Scottsdale Road, Suite A-199
          Scottsdale, AZ  85253

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R Hackett
Title: President
Phone: 480-483-9413

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 102647



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     1998    81800 SH       SOLE                    81250               550
Allied Capital Corp            COM              01903Q108     3853   134565 SH       SOLE                   125465              9100
Ameren Corp.                   COM              023608102     3458    64655 SH       SOLE                    59030              5625
                                                                15      280 SH       DEFINED                   280
Amgen Incorporated             COM              031162100     2668    33485 SH       SOLE                    31435              2050
                                                                80     1000 SH       DEFINED                                    1000
Archstone-Smith                COM              039583109      604    15145 SH       SOLE                     6800              8345
Bank Of America Corp           COM              060505104      256     6086 SH       SOLE                     5366               720
Becton Dickinson & Co.         COM              075887109      472     9000 SH       SOLE                     8550               450
Cardiogenesis Corp             COM              14159w109       26    52389 SH       SOLE                    52389
Chevron Corp                   COM              166764100     3921    60582 SH       SOLE                    55628              4954
Cinergy Corp                   COM              172474108      318     7168 SH       SOLE                     3725              3443
Cisco Systems Inc              COM              17275r102     2212   123425 SH       SOLE                   121375              2050
Citigroup Inc.                 COM              172967101     3594    78951 SH       SOLE                    74236              4715
Cree Inc                       COM              225447101     2230    89120 SH       SOLE                    87695              1425
E M C Corp Mass                COM              268648102     2160   166900 SH       SOLE                   160700              6200
Emerson Electric Co.           COM              291011104     1276    17775 SH       SOLE                    17675               100
Enbridge Energy Partners LP    COM              29250r106      687    12350 SH       SOLE                    12350
Endologix Inc                  COM              29266s106     2813   553775 SH       SOLE                   553775
Exxon Mobil                    COM              30231g102     2067    32533 SH       SOLE                    24654              7879
Franklin Street Ppty           COM              35471r106     3586   218910 SH       SOLE                   212650              6260
                                                                46     2800 SH       DEFINED                   800              2000
General Elec Co                COM              369604103     4436   131743 SH       SOLE                   118213             13530
                                                               202     6000 SH       DEFINED                                    6000
Gentex Corp                    COM              371901109     2649   152220 SH       SOLE                   151420               800
Glaxosmithkline Plc Adrf Spons COM              37733w105      264     5157 SH       SOLE                     5007               150
Hewlett Packard Co             COM              428236103      320    10957 SH       SOLE                    10957
Home Depot Inc                 COM              437076102     2774    72729 SH       SOLE                    69374              3355
I N G Groep N V Adr            COM              456837103     3798   127495 SH       SOLE                   117669              9826
IShares Trusts DJ Select Divid COM              464287168      847    13595 SH       SOLE                     8947              4648
Intel Corp                     COM              458140100     2098    85111 SH       SOLE                    63416             21695
International Bus Mach         COM              459200101      421     5250 SH       SOLE                     4300               950
Johnson & Johnson              COM              478160104     3921    61960 SH       SOLE                    58025              3935
                                                                63     1000 SH       DEFINED                                    1000
Kimberly-Clark Corp.           COM              494368103      327     5495 SH       SOLE                     2600              2895
Liberty Property Trust Reit    COM              531172104     1840    43250 SH       SOLE                    41550              1700
                                                                43     1000 SH       DEFINED                                    1000
Light Management Group Com New COM              53222e209        1    13525 SH       SOLE                                      13525
Mckesson Corporation           COM              58155q103      349     7355 SH       SOLE                     6030              1325
Medcath                        COM              58404w109     1339    56382 SH       SOLE                    56382
Medtronic Inc.                 COM              585055106      585    10911 SH       SOLE                    10711               200
Microsoft Corp                 COM              594918104     2332    90627 SH       SOLE                    87792              2835
                                                                77     3000 SH       DEFINED                                    3000
Motorola Inc                   COM              620076109     2586   117377 SH       SOLE                   112077              5300
New Plan Excel Rlty Tr         COM              648053106     4252   185260 SH       SOLE                   178050              7210
                                                                92     4000 SH       DEFINED                  1000              3000
One Source Technologies        COM              68272m109        0    28500 SH       SOLE                    28500
Oracle Corporation             COM              68389x105      703    56673 SH       SOLE                    56673
Pepsico Inc                    COM              713448108      596    10510 SH       SOLE                      880              9630
                                                                57     1000 SH       DEFINED                                    1000
Pfizer                         COM              717081103     3271   130982 SH       SOLE                   127689              3293
                                                                75     3000 SH       DEFINED                                    3000
Pinnacle West Cap Corp         COM              723484101     2771    62865 SH       SOLE                    58965              3900
                                                                14      325 SH       DEFINED                   325
Procter & Gamble Co            COM              742718109      240     4040 SH       SOLE                     2150              1890
Southern Co                    COM              842587107      206     5765 SH       SOLE                     2465              3300
                                                               107     3000 SH       DEFINED                                    3000
St Paul Companies Inc          COM              792860108     4804   107055 SH       SOLE                   105105              1950
Thornburg Mortgage Inc         COM              885218107      230     9180 SH       SOLE                     5465              3715
Time America Inc               COM              887160109        7    10000 SH       SOLE                    10000
Valero LP                      COM                            1290    22633 SH       SOLE                    21099              1534
                                                                20      358 SH       DEFINED                   358
Verizon Communications         COM              92343v104     1271    38890 SH       SOLE                    35425              3465
Vital Living, Inc.             COM              92846y100        3    75000 SH       SOLE                    75000
Wal Mart Stores Inc            COM              931142103      397     9055 SH       SOLE                     5155              3900
Washington Mutual Inc          COM              939322103     1797    45820 SH       SOLE                    42925              2895
Wyeth                          COM              983024100      333     7200 SH       SOLE                     6200              1000
Xcel Energy Inc                COM              98389B100     2252   114850 SH       SOLE                   110850              4000
                                                                25     1250 SH       DEFINED                  1250
Zebra Technologies Cp          COM              989207105     2270    58075 SH       SOLE                    57575               500
                                                                39     1000 SH       DEFINED                                    1000
Utd Sts Steel LLC                               91263p204     1196    43100 SH       SOLE                    42100              1000
                                                                14      500 SH       DEFINED                   500
Crescent Real Conv A Pfd                        225756204     4462   201450 SH       SOLE                   198750              2700
                                                               244    11000 SH       DEFINED                  1000             10000